The interactive data file included as an exhibit to this filing relates to the definitive prospectuses and Statement of Additional Information for Columbia Research Enhanced Core ETF and Columbia Research Enhanced Value ETF filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on September 25, 2019 (Accession No. 0001193125-19-254205, which is incorporated herein by reference.